Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.8%
BAE Systems PLC	1,970,939	$ 55,795,963
Safran SA(1)	93,141	36,602,670
		$ 92,398,633
Banks — 8.5%
Banco Santander SA	3,416,551	$ 48,591,106
BNP Paribas SA	251,515	31,959,659
Grupo Financiero Banorte SAB de CV, Class O	2,032,534	23,428,799
HDFC Bank Ltd.	2,629,474	20,593,527
Huntington Bancshares, Inc.(1)	2,172,203	37,014,339
NatWest Group PLC	3,315,399	31,272,943
Societe Generale SA	708,778	66,622,753
Truist Financial Corp.(1)	355,583	18,433,423
		$ 277,916,549
Beverages — 0.3%
Diageo PLC	464,988	$ 10,215,014
		$ 10,215,014
Broadline Retail — 4.6%
Amazon.com, Inc.(1)(2)	492,463	$ 133,743,102
MercadoLibre, Inc.(2)	7,952	14,933,458
		$ 148,676,560
Building Products — 0.8%
Trane Technologies PLC	55,152	$ 25,091,402
		$ 25,091,402
Capital Markets — 1.6%
Charles Schwab Corp.(1)	272,536	$ 28,681,689
Japan Exchange Group, Inc.	681,057	9,264,490
London Stock Exchange Group PLC	134,437	15,123,160
		$ 53,069,339
Chemicals — 0.9%
Sika AG	138,167	$ 31,086,275
		$ 31,086,275
Consumer Finance — 1.0%
Capital One Financial Corp.(1)	151,049	$ 31,570,752
		$ 31,570,752
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
U.S. Foods Holding Corp.(2)	274,446	$ 27,606,523
		$ 27,606,523
Electric Utilities — 3.3%
Iberdrola SA	1,700,394	$ 40,390,451
NextEra Energy, Inc.(1)	326,986	28,421,623
SSE PLC	1,193,885	37,718,936
		$ 106,531,010
Electrical Equipment — 2.2%
AMETEK, Inc.(1)	174,598	$ 42,202,083
Schneider Electric SE	86,096	28,926,989
		$ 71,129,072
Electronic Equipment, Instruments & Components — 2.7%
CDW Corp.(1)	98,346	$ 14,536,522
Halma PLC	46,131	2,204,009
Keyence Corp.	93,457	46,876,780
Zebra Technologies Corp., Class A(2)	84,768	24,906,534
		$ 88,523,845
Entertainment — 1.0%
Walt Disney Co.(1)	330,156	$ 31,757,706
		$ 31,757,706
Financial Services — 3.5%
Global Payments, Inc.(1)	374,776	$ 31,511,166
Visa, Inc., Class A(1)	156,970	57,471,426
Voya Financial, Inc.	239,314	23,794,991
		$ 112,777,583
Food Products — 1.7%
Nestle SA(1)	548,869	$ 54,859,993
		$ 54,859,993
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories(1)	309,946	$ 32,761,292
Coloplast AS, Class B	155,557	10,286,941
Intuitive Surgical, Inc.(1)(2)	52,265	18,466,793
Medline, Inc., Class A(2)	15,675	615,714
Straumann Holding AG	152,844	18,928,232
		$ 81,058,972

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs — 0.8%
Healthpeak Properties, Inc.(1)	1,147,174	$ 25,042,808
		$ 25,042,808
Hotels, Restaurants & Leisure — 5.9%
Amadeus IT Group SA	550,004	$ 33,944,582
Aramark(1)	819,101	46,664,184
Compass Group PLC	2,003,093	63,609,925
InterContinental Hotels Group PLC	174,315	28,187,974
Marriott International, Inc., Class A	51,727	19,285,378
		$ 191,692,043
Household Products — 0.5%
Reckitt Benckiser Group PLC	248,471	$ 17,536,427
		$ 17,536,427
Insurance — 4.5%
AIA Group Ltd.	2,484,804	$ 25,049,036
American International Group, Inc.(1)	477,674	37,535,623
Assurant, Inc.	42,858	11,965,525
AXA SA	453,707	23,515,452
Prudential PLC	1,541,777	23,170,670
RenaissanceRe Holdings Ltd.	75,925	24,294,482
		$ 145,530,788
Interactive Media & Services — 5.1%
Alphabet, Inc., Class C(1)	465,066	$ 165,865,789
		$ 165,865,789
Life Sciences Tools & Services — 0.9%
Danaher Corp.(1)	151,644	$ 29,567,547
		$ 29,567,547
Machinery — 3.1%
IDEX Corp.(1)	221,961	$ 51,150,912
Ingersoll Rand, Inc.(1)	187,217	15,610,154
Parker-Hannifin Corp.(1)	34,344	33,537,946
		$ 100,299,012
Metals & Mining — 1.7%
Anglo American PLC	523,888	$ 26,519,998
Rio Tinto Ltd.(1)	212,707	25,350,777
Valterra Platinum Ltd.	66,040	5,000,015
		$ 56,870,790
Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips(1)	210,257	$ 25,331,764
ExxonMobil Holdings Corp.(1)	321,389	49,956,706
Occidental Petroleum Corp.	273,532	15,610,471
		$ 90,898,941
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(2)	17,096	$ 7,614,476
L'Oreal SA	10,655	4,745,686
		$ 12,360,162
Pharmaceuticals — 5.2%
AstraZeneca PLC	333,750	$ 56,774,314
Eli Lilly & Co.(1)	43,592	50,080,233
Merck & Co., Inc.	280,199	36,481,910
Novo Nordisk AS, Class B	185,323	8,766,070
Zoetis, Inc.(1)	229,429	17,732,567
		$ 169,835,094
Professional Services — 3.1%
Intertek Group PLC	350,969	$ 27,720,646
Recruit Holdings Co. Ltd.	502,697	39,753,689
RELX PLC	980,534	34,487,286
		$ 101,961,621
Residential REITs — 1.0%
Equity LifeStyle Properties, Inc.(1)	152,630	$ 9,931,634
Invitation Homes, Inc.(1)	788,307	23,428,484
		$ 33,360,118
Semiconductors & Semiconductor Equipment — 15.3%
ASML Holding NV(1)	58,145	$ 95,819,756
Broadcom, Inc.(1)	143,364	55,808,738
Infineon Technologies AG	704,086	50,527,696
Microchip Technology, Inc.(1)	283,360	21,050,815
Micron Technology, Inc.(1)	79,240	65,216,897
NVIDIA Corp.(1)	641,030	128,686,773
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,069	37,623,143
Tokyo Electron Ltd.	136,379	45,596,553
		$ 500,330,371
Software — 4.8%
Intuit, Inc.(1)	35,815	$ 11,320,047
Microsoft Corp.(1)	310,558	144,322,514
		$ 155,642,561

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 0.6%
TJX Cos., Inc.(1)	135,027	$ 21,245,148
		$ 21,245,148
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.(1)	349,754	$ 108,042,508
		$ 108,042,508
Textiles, Apparel & Luxury Goods — 2.1%
Cie Financiere Richemont SA, Class A	144,623	$ 34,180,450
LVMH Moet Hennessy Louis Vuitton SE	60,213	33,065,064
		$ 67,245,514
Trading Companies & Distributors — 0.7%
IMCD NV	196,377	$ 21,514,255
		$ 21,514,255
Total Common Stocks (identified cost $1,769,751,765)		$3,259,110,725

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	4,015,544	$ 4,015,544
Total Short-Term Investments (identified cost $4,015,544)		$ 4,015,544
Total Investments — 100.1% (identified cost $1,773,767,309)		$3,263,126,269
Total Written Call Options — (0.3)% (premiums received $13,925,975)		$ (9,211,769)
Other Assets, Less Liabilities — 0.2%		$ 4,387,370
Net Assets — 100.0%		$3,258,301,870

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	57.9%	$1,890,190,662
United Kingdom	10.8	352,458,623
France	6.3	204,125,760
Japan	4.3	141,491,512
Switzerland	4.3	139,054,950
Spain	3.8	122,926,139
Netherlands	3.6	117,334,011
Germany	1.5	50,527,696
Hong Kong	1.5	48,219,706
Taiwan	1.1	37,623,143
South Africa	1.0	31,520,013
Australia	0.8	25,350,777
Bermuda	0.7	24,294,482
Mexico	0.7	23,428,799
India	0.6	20,593,527
Denmark	0.6	19,053,011
Brazil	0.5	14,933,458
Total Investments	100.0%	$3,263,126,269

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	760	EUR	48,320,876	EUR	6,400	8/7/26	$ (247,759)
Dow Jones Euro STOXX 50 Index	760	EUR	48,320,876	EUR	6,375	8/14/26	(556,255)
Dow Jones Euro STOXX 50 Index	760	EUR	48,320,876	EUR	6,400	8/21/26	(605,660)
Dow Jones Euro STOXX 50 Index	750	EUR	47,685,075	EUR	6,525	8/28/26	(383,134)
FTSE 100 Index	840	GBP	91,291,620	GBP	10,750	8/21/26	(1,950,214)
Nikkei 225 Index	360	JPY	23,170,327,200	JPY	73,000	8/14/26	(104,530)
S&P 500 Index	116	USD	86,880,752	USD	7,625	8/3/26	(812)
S&P 500 Index	116	USD	86,880,752	USD	7,570	8/5/26	(59,160)
S&P 500 Index	115	USD	86,131,780	USD	7,650	8/7/26	(13,455)
S&P 500 Index	115	USD	86,131,780	USD	7,640	8/10/26	(37,490)
S&P 500 Index	114	USD	85,382,808	USD	7,675	8/12/26	(52,326)
S&P 500 Index	116	USD	86,880,752	USD	7,550	8/14/26	(515,736)
S&P 500 Index	114	USD	85,382,808	USD	7,600	8/17/26	(306,090)
S&P 500 Index	115	USD	86,131,780	USD	7,600	8/19/26	(406,640)
S&P 500 Index	115	USD	86,131,780	USD	7,520	8/21/26	(978,420)
S&P 500 Index	115	USD	86,131,780	USD	7,540	8/24/26	(892,400)
S&P 500 Index	116	USD	86,880,752	USD	7,530	8/26/26	(1,070,680)
S&P 500 Index	116	USD	86,880,752	USD	7,550	8/28/26	(1,031,008)
Total							$(9,211,769)

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,015,544, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$43,196,168	$426,196,906	$(465,377,530)	$ —	$ —	$4,015,544	$787,602	4,015,544

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$197,623,495	$ —	$ —	$197,623,495
Consumer Discretionary	235,871,270	192,987,995	—	428,859,265
Consumer Staples	27,606,523	94,971,596	—	122,578,119
Energy	90,898,941	—	—	90,898,941
Financials	325,702,215	295,162,796	—	620,865,011
Health Care	185,706,056	94,755,557	—	280,461,613
Industrials	167,592,497	244,801,498	—	412,393,995
Information Technology	611,514,491	241,024,794	—	852,539,285
Materials	—	87,957,065	—	87,957,065
Real Estate	58,402,926	—	—	58,402,926
Utilities	28,421,623	78,109,387	—	106,531,010
Total Common Stocks	$1,929,340,037	$1,329,770,688 *	$ —	$3,259,110,725
Short-Term Investments	$4,015,544	$ —	$ —	$4,015,544
Total Investments	$1,933,355,581	$1,329,770,688	$ —	$3,263,126,269

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$(5,364,217)	$(3,847,552)	$ —	$(9,211,769)
Total	$(5,364,217)	$(3,847,552)	$ —	$(9,211,769)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.